COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 09, 2016 USD ($)	Jan. 16, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Aggregate minimum rental payments under non-cancelable operating leases:
2018			$ 5,711
2019			4,190
2020			2,412
2021			675
2022 and thereafter			39
Operating leases, total			13,027
Rent expenses			$ 6,161		$ 5,377	$ 4,998
Lease expiration date			May 31, 2022	May 31, 2022
Amount awarded in litigation matter			$ 6,800
Claims	$ 40
Litigation settlement amount			10,728
Provision			10,950
Additional tax benefit			$ 200
Subsequent Event [Member]
Aggregate minimum rental payments under non-cancelable operating leases:
Amount awarded in litigation matter		$ 6,900
ILS [Member]
Aggregate minimum rental payments under non-cancelable operating leases:
Litigation settlement amount | ₪				₪ 37,727